UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end: May 31

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

FORM N-PX	Proxy Voting Records
Fund Name:	Bernzott U.S. Small Cap Value Fund
Reporting Period:	07/1/2020 to 06/30/2021

  Investment Company Report

CATALENT, INC.
Security		148806102		Meeting Type	Annual
Ticker Symbol		CTLT		Meeting Date	29-Oct-2020
ISIN		US1488061029		Agenda	935271293 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Madhavan Balachandran		Management	For	For
1B.	Election of Director: J. Martin Carroll		Management	For	For
1C.	Election of Director: Rolf Classon		Management	For	For
1D.	Election of Director: John J. Greisch		Management	For	For
1E.	Election of Director: Christa Kreuzburg		Management	For	For
1F.	Election of Director: Gregory T. Lucier		Management	For	For
2.	Ratify the appointment of Ernst & Young LLP as our independent auditor.		Management	For	For
3.	To approve, by non-binding vote, the compensation of our named executive officers.		Management	For	For
BOTTOMLINE TECHNOLOGIES (DE), INC.
Security		101388106		Meeting Type	Annual
Ticker Symbol		EPAY		Meeting Date	19-Nov-2020
ISIN		US1013881065		Agenda	935286131 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Keneth J. D'Amato		For	For
	2	Robert A. Eberle		For	For
	3	Jeffrey C. Leathe		For	For
2.	Non-binding advisory vote to approve executive compensation.		Management	For	For
3.	Approval of the amendment to the Company's 2019 Stock Incentive Plan to increase the number of shares of common stock authorized for issuance thereunder by 2,200,000.		Management	For	For
4.	Ratification of the selection of Ernst & Young LLP as the Company's registered public accounting firm for the current fiscal year.		Management	For	For
CERENCE INC.
Security		156727109		Meeting Type	Annual
Ticker Symbol		CRNC		Meeting Date	11-Feb-2021
ISIN		US1567271093		Agenda	935320933 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.1	To elect Class II director named below to hold office until the 2023 Annual Meeting of Stockholders: Sanjay Jha		Management	For	For
1.2	To elect Class II director named below to hold office until the 2023 Annual Meeting of Stockholders: Alfred Nietzel		Management	For	For
2.	To ratify the appointment of BDO USA LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2021.		Management	For	For
CALLAWAY GOLF COMPANY
Security		131193104		Meeting Type	Special
Ticker Symbol		ELY		Meeting Date	03-Mar-2021
ISIN		US1311931042		Agenda	935332015 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	Approval of the issuance of shares of common stock of Callaway Golf Company to stockholders of Topgolf International, Inc., pursuant to the terms of the Merger Agreement, a copy of which is attached as Annex A to the accompanying proxy statement/prospectus/consent solicitation.		Management	For	For
2.	Approval of an adjournment of the Special Meeting, if necessary, to solicit additional proxies if there are not sufficient votes in favor of Proposal No. 1.		Management	For	For
BRIGHTVIEW HOLDINGS, INC.
Security		10948C107		Meeting Type	Annual
Ticker Symbol		BV		Meeting Date	16-Mar-2021
ISIN		US10948C1071		Agenda	935328218 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	James R. Abrahamson		For	For
	2	Jane Okun Bomba		For	For
	3	Shamit Grover		Withheld	Against
	4	Andrew V. Masterman		For	For
	5	Paul E. Raether		Withheld	Against
	6	Richard W. Roedel		For	For
	7	Mara Swan		For	For
	8	Joshua T. Weisenbeck		Withheld	Against
2.	To ratify the appointment of Deloitte & Touche LLP as BrightView Holdings, Inc.'s independent registered public accounting firm for 2021.		Management	For	For
KNOWLES CORPORATION
Security		49926D109		Meeting Type	Annual
Ticker Symbol		KN		Meeting Date	27-Apr-2021
ISIN		US49926D1090		Agenda	935346014 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Keith Barnes		Management	For	For
1B.	Election of Director: Hermann Eul		Management	For	For
1C.	Election of Director: Didier Hirsch		Management	For	For
1D.	Election of Director: Ronald Jankov		Management	For	For
1E.	Election of Director: Ye Jane Li		Management	For	For
1F.	Election of Director: Donald Macleod		Management	For	For
1G.	Election of Director: Jeffrey Niew		Management	For	For
1H.	Election of Director: Cheryl Shavers		Management	For	For
1I.	Election of Director: Michael Wishart		Management	For	For
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2021.		Management	For	For
3.	Non-binding, advisory vote to approve named executive officer compensation.		Management	For	For
DOUGLAS DYNAMICS, INC
Security		25960R105		Meeting Type	Annual
Ticker Symbol		PLOW		Meeting Date	28-Apr-2021
ISIN		US25960R1059		Agenda	935369721 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Kenneth W. Krueger		For	For
	2	Lisa R. Bacus		For	For
2.	Advisory vote (non-binding) to approve the compensation of the Company's named executive officers.		Management	For	For
3.	The ratification of the appointment of Deloitte & Touche LLP to serve as the Company's independent registered public accounting firm for the year ending December 31, 2021.		Management	For	For
SP PLUS CORPORATION
Security		78469C103		Meeting Type	Annual
Ticker Symbol		SP		Meeting Date	12-May-2021
ISIN		US78469C1036		Agenda	935370471 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	G Marc Baumann		For	For
	2	Alice M. Peterson		For	For
	3	Gregory A. Reid		For	For
	4	Wyman T. Roberts		For	For
	5	Diana L. Sands		Withheld	Against
	6	Douglas R. Waggoner		For	For
2.	To amend and restate the SP Plus Corporation Long- Term Incentive Plan.		Management	For	For
3.	To approve, in a non-binding advisory vote, a resolution approving the 2020 compensation paid to our named executive officers.		Management	For	For
4.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2021.		Management	For	For
MEDPACE HOLDINGS, INC.
Security		58506Q109		Meeting Type	Annual
Ticker Symbol		MEDP		Meeting Date	14-May-2021
ISIN		US58506Q1094		Agenda	935363820 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Fred B. Davenport, Jr.		For	For
	2	C. P. McCarthy III		For	For
2.	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.		Management	For	For
3.	To approve, on an advisory basis, the compensation of our named executive officers as disclosed in the proxy statement for the 2021 Annual Meeting.		Management	For	For
COMPASS MINERALS INTERNATIONAL, INC.
Security		20451N101		Meeting Type	Annual
Ticker Symbol		CMP		Meeting Date	18-May-2021
ISIN		US20451N1019		Agenda	935373287 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Kevin S. Crutchfield		Management	For	For
1B.	Election of Director: Eric Ford		Management	For	For
1C.	Election of Director: Richard S. Grant		Management	For	For
1D.	Election of Director: Joseph E. Reece		Management	For	For
1E.	Election of Director: Allan R. Rothwell		Management	For	For
1F.	Election of Director: Lori A. Walker		Management	For	For
1G.	Election of Director: Paul S. Williams		Management	For	For
1H.	Election of Director: Amy J. Yoder		Management	For	For
2.	Approve, on an advisory basis, the compensation of Compass Minerals' named executive officers, as set forth in the proxy statement.		Management	For	For
3.	Ratify the appointment of Ernst & Young LLP as Compass Minerals' independent registered accounting firm for 2021.		Management	For	For
CALLAWAY GOLF COMPANY
Security		131193104		Meeting Type	Annual
Ticker Symbol		ELY		Meeting Date	19-May-2021
ISIN		US1311931042		Agenda	935367739 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1a.	Election of Director: Oliver G. (Chip) Brewer III		Management	For	For
1b.	Election of Director: Erik J Anderson		Management	Against	Against
1c.	Election of Director: Samuel H. Armacost		Management	For	For
1d.	Election of Director: Scott H. Baxter		Management	For	For
1e.	Election of Director: Thomas G. Dundon		Management	For	For
1f.	Election of Director: Laura J. Flanagan		Management	For	For
1g.	Election of Director: Russell L. Fleischer		Management	For	For
1h.	Election of Director: John F. Lundgren		Management	For	For
1i.	Election of Director: Scott M. Marimow		Management	Against	Against
1j.	Election of Director: Adebayo O. Ogunlesi		Management	For	For
1k.	Election of Director: Linda B. Segre		Management	For	For
1l.	Election of Director: Anthony S. Thornley		Management	For	For
2.	To ratify, on an advisory basis, the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.		Management	For	For
3.	To approve, on an advisory basis, the compensation of the Company's named executive officers.		Management	For	For
4.	To approve an amendment to the Company's Restated Certificate of Incorporation to increase the authorized number of shares of common stock from 240,000,000 to 360,000,000.		Management	For	For
SPS COMMERCE, INC.
Security		78463M107		Meeting Type	Annual
Ticker Symbol		SPSC		Meeting Date	19-May-2021
ISIN		US78463M1071		Agenda	935380333 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Archie Black		Management	For	For
1B.	Election of Director: James Ramsey		Management	Against	Against
1C.	Election of Director: Marty Reaume		Management	Against	Against
1D.	Election of Director: Tami Reller		Management	Against	Against
1E.	Election of Director: Philip Soran		Management	Against	Against
1F.	Election of Director: Anne Sempowski Ward		Management	Against	Against
1G.	Election of Director: Sven Wehrwein		Management	For	For
2.	Ratification of the selection of KPMG LLP as the independent auditor of SPS Commerce, Inc. for the fiscal year ending December 31, 2021.		Management	For	For
3.	Advisory approval of the compensation of the named executive officers of SPS Commerce, Inc.		Management	For	For
GENTEX CORPORATION
Security		371901109		Meeting Type	Annual
Ticker Symbol		GNTX		Meeting Date	20-May-2021
ISIN		US3719011096		Agenda	935380028 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Ms. Leslie Brown		For	For
	2	Mr. Steve Downing		For	For
	3	Mr. Gary Goode		For	For
	4	Mr. James Hollars		For	For
	5	Mr. Richard Schaum		For	For
	6	Ms. Kathleen Starkoff		For	For
	7	Mr. Brian Walker		For	For
	8	Mr. James Wallace		For	For
	9	Dr. Ling Zang		Withheld	Against
2.	To ratify the appointment of Ernst & Young LLP as the Company's auditors for the fiscal year ending December 31, 2021.		Management	For	For
3.	To approve, on an advisory basis, compensation of the Company's named executive officers.		Management	For	For
STERICYCLE, INC.
Security		858912108		Meeting Type	Annual
Ticker Symbol		SRCL		Meeting Date	26-May-2021
ISIN		US8589121081		Agenda	935394813 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Robert S. Murley		Management	For	For
1B.	Election of Director: Cindy J. Miller		Management	For	For
1C.	Election of Director: Brian P. Anderson		Management	For	For
1D.	Election of Director: Lynn D. Bleil		Management	For	For
1E.	Election of Director: Thomas F. Chen		Management	For	For
1F.	Election of Director: J. Joel Hackney, Jr.		Management	For	For
1G.	Election of Director: Veronica M. Hagen		Management	For	For
1H.	Election of Director: Stephen C. Hooley		Management	For	For
1I.	Election of Director: James J. Martell		Management	For	For
1J.	Election of Director: Kay G. Priestly		Management	For	For
1K.	Election of Director: James L. Welch		Management	For	For
1L.	Election of Director: Mike S. Zafirovski		Management	For	For
2.	Advisory vote to approve executive compensation.		Management	For	For
3.	Approval of the Stericycle, Inc. 2021 Long-Term Incentive Plan.		Management	For	For
4.	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2021.		Management	For	For
5.	Stockholder proposal entitled Improve our Excess Baggage Special Shareholder Meeting "Right".		Shareholder	Against	For
6.	Stockholder proposal with respect to amendment of our compensation clawback policy.		Shareholder	Against	For
INOVALON HOLDINGS INC.
Security		45781D101		Meeting Type	Annual
Ticker Symbol		INOV		Meeting Date	02-Jun-2021
ISIN		US45781D1019		Agenda	935390803 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Keith R. Dunleavy, M.D.		For	For
	2	Denise K. Fletcher		For	For
	3	William D. Green		For	For
	4	Isaac S Kohane M.D Ph.D		Withheld	Against
	5	Mark A. Pulido		For	For
	6	Lee D. Roberts		For	For
	7	William J. Teuber, Jr.		For	For
2.	To ratify the selection of Deloitte & Touche LLP as our independent auditor for fiscal year 2021.		Management	For	For
3.	Non-binding advisory vote to approve the compensation of our Named Executive Officers.		Management	For	For
ARTISAN PARTNERS ASSET MANAGEMENT INC
Security		04316A108		Meeting Type	Annual
Ticker Symbol		APAM		Meeting Date	02-Jun-2021
ISIN		US04316A1088		Agenda	935397629 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Jennifer A. Barbetta		For	For
	2	Matthew R. Barger		For	For
	3	Eric R. Colson		For	For
	4	Tench Coxe		For	For
	5	Stephanie G. DiMarco		For	For
	6	Jeffrey A. Joerres		For	For
	7	Andrew A. Ziegler		For	For
2.	Ratification of the Appointment of PricewaterhouseCoopers LLP as our Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2021.		Management	For	For
QUOTIENT TECHNOLOGY INC.
Security		749119103		Meeting Type	Annual
Ticker Symbol		QUOT		Meeting Date	03-Jun-2021
ISIN		US7491191034		Agenda	935407153 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Steve Horowitz		For	For
	2	Christy Wyatt		For	For
2.	To approve, on an advisory basis, the compensation of our named executive officers, as disclosed in the proxy statement in accordance with Securities and Exchange Commission rules.		Management	For	For
3.	To ratify the selection by the Audit Committee of our Board of Directors of Ernst & Young LLP as Quotient Technology Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2021.		Management	For	For
CORNERSTONE ONDEMAND, INC.
Security		21925Y103		Meeting Type	Annual
Ticker Symbol		CSOD		Meeting Date	08-Jun-2021
ISIN		US21925Y1038		Agenda	935410910 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Nancy Altobello		Withheld	Against
	2	Felicia Alvaro		Withheld	Against
	3	Robert Cavanaugh		For	For
	4	Dean Carter		For	For
	5	Richard Haddrill		For	For
	6	Adam L. Miller		For	For
	7	Joseph Osnoss		For	For
	8	Philip S. Saunders		For	For
	9	Steffan C. Tomlinson		For	For
	10	Sara Martinez Tucker		Withheld	Against
2.	To approve, on an advisory basis, the compensation of our named executive officers.		Management	For	For
3.	To ratify the appointment of PricewaterhouseCoopers LLP as Cornerstone OnDemand, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2021.		Management	For	For
LENDINGTREE INC
Security		52603B107		Meeting Type	Annual
Ticker Symbol		TREE		Meeting Date	09-Jun-2021
ISIN		US52603B1070		Agenda	935415629 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Gabriel Dalporto		Management	For	For
1B.	Election of Director: Thomas Davidson		Management	For	For
1C.	Election of Director: Robin Henderson		Management	For	For
1D.	Election of Director: Douglas Lebda		Management	For	For
1E.	Election of Director: Steven Ozonian		Management	For	For
1F.	Election of Director: Saras Sarasvathy		Management	Against	Against
1G.	Election of Director: G. Kennedy Thompson		Management	For	For
1H.	Election of Director: Jennifer Witz		Management	For	For
2.	To approve our Employee Stock Purchase Plan.		Management	For	For
3.	To approve an Amendment and Restatement to our Sixth Amended and Restated 2008 Stock and Annual Incentive Plan.		Management	For	For
4.	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the 2021 fiscal year.		Management	For	For
EXLSERVICE HOLDINGS, INC.
Security		302081104		Meeting Type	Annual
Ticker Symbol		EXLS		Meeting Date	16-Jun-2021
ISIN		US3020811044		Agenda	935413182 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Garen Staglin		Management	For	For
1B.	Election of Director: Rohit Kapoor		Management	For	For
1C.	Election of Director: Anne Minto		Management	For	For
1D.	Election of Director: Som Mittal		Management	For	For
1E.	Election of Director: Clyde Ostler		Management	For	For
1F.	Election of Director: Vikram Pandit		Management	Against	Against
1G.	Election of Director: Kristy Pipes		Management	Against	Against
1H.	Election of Director: Nitin Sahney		Management	Against	Against
1I.	Election of Director: Jaynie Studenmund		Management	For	For
2.	The ratification of the selection of Deloitte & Touche LLP as the independent registered public accounting firm of the Company for fiscal year 2021.		Management	For	For
3.	The approval, on a non-binding advisory basis, of the compensation of the named executive officers of the Company.		Management	For	For
VERINT SYSTEMS INC.
Security		92343X100		Meeting Type	Annual
Ticker Symbol		VRNT		Meeting Date	17-Jun-2021
ISIN		US92343X1000		Agenda	935427179 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Dan Bodner		For	For
	2	Linda Crawford		Withheld	Against
	3	John Egan		For	For
	4	Reid French		For	For
	5	Stephen Gold		For	For
	6	William Kurtz		For	For
	7	Andrew Miller		For	For
	8	Richard Nottenburg		For	For
	9	Jason Wright		Withheld	Against
2.	To ratify the appointment of Deloitte & Touche LLP as independent registered public accountants for the year ending January 31, 2022.		Management	For	For
3.	To approve, on a non-binding, advisory basis, the compensation of the named executive officers as disclosed in the accompanying proxy statement.		Management	For	For
HOSTESS BRANDS, INC.
Security		44109J106		Meeting Type	Annual
Ticker Symbol		TWNK		Meeting Date	28-Jun-2021
ISIN		US44109J1060		Agenda	935437473 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Jerry D. Kaminski		For	For
	2	Andrew P. Callahan		For	For
	3	Olu Beck		Withheld	Against
	4	Laurence Bodner		For	For
	5	Gretchen R. Crist		For	For
	6	Rachel P. Cullen		For	For
	7	Hugh G. Dineen		Withheld	Against
	8	Ioannis Skoufalos		For	For
	9	Craig D. Steeneck		For	For
2.	2020 compensation paid to named executive officers (advisory).		Management	For	For
3.	Ratification of KPMG LLP as independent registered public accounting firm.		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	August 20, 2021

*	Print the name and title of each signing officer under his or her signature.